Share capital - Rio Tinto Limited - Summary of share capital (Parenthetical) (Detail) - Rio Tinto Limited [member] - $ / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares purchased and cancelled	11,778,064	11,566,308	11,780,000	11,570,000
Price per purchased share	$ 63.67	$ 48.44
Top of range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares bought back	42,400,000	43,500,000